Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Schedule of share options activities

	Total Number of shares	Weighted Average Exercise Price
	(In thousands)	US$
Outstanding at January 1, 2022	22,510	2.0010
Granted	5,830	0.0036
Exercised	(3,169)	0.0001
Forfeited	(1,642)	0.3455

Outstanding at September 30, 2022	23,529	1.8944

Exercisable at September 30, 2022	4,037	3.3579